T. ROWE PRICE Retirement 2015 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 47.8%
T. Rowe Price Funds:
New Income Fund  778,433 21,128 30,235 98,571,747 799,417
Limited Duration Inflation Focused
Bond Fund  714,674 23,924 25,944 153,534,740 729,290
International Bond Fund (USD
Hedged)  268,955 16,934 9,298 33,210,151 282,286
Emerging Markets Bond Fund  178,022 3,241 6,648 19,336,170 180,407
U.S. Treasury Long-Term Index
Fund  172,941 2,117 8,588 23,340,943 180,192
Dynamic Global Bond Fund  181,016 2,983 6,589 22,876,766 176,151
High Yield Fund  171,990 3,483 5,766 29,226,227 174,481
Dynamic Credit Fund  68,287 1,470 1,822 7,729,939 68,487
Floating Rate Fund  65,420 1,526 12,073 5,930,457 55,094
Total Bond Mutual Funds (Cost $2,884,635) 2,645,805
EQUITY MUTUAL FUNDS 50.4%
T. Rowe Price Funds:
Value Fund  398,204 714 11,847 8,158,260 404,650
Growth Stock Fund  367,646 159 20,355 3,405,114 359,886
Hedged Equity Fund  276,158 494 16,247 22,011,472 274,703
U.S. Large-Cap Core Fund  263,308 412 9,093 6,097,895 265,685
Equity Index 500 Fund  254,080 1,286 4,581 1,774,292 264,086
Overseas Stock Fund  202,103 305 6,869 14,507,150 202,230
International Value Equity Fund  191,279 338 4,451 10,451,626 194,191
Real Assets Fund  178,866 1,333 5,593 11,843,639 181,208
International Stock Fund  171,038 314 7,046 8,181,983 173,540
Mid-Cap Growth Fund  97,275 170 4,866 875,438 96,071
Mid-Cap Value Fund  93,488 134 4,361 2,575,651 92,852
Emerging Markets Discovery Stock
Fund  67,385 123 2,024 4,702,737 67,672
Small-Cap Value Fund  56,050 93 1,392 1,026,271 58,939
Emerging Markets Stock Fund  57,016 1,110 1,952 1,667,935 58,411
Small-Cap Stock Fund  53,808 20 1,265 878,797 55,804
New Horizons Fund (2) 40,783 75 1,189 713,357 41,781
Total Equity Mutual Funds (Cost $1,738,268) 2,791,709
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  550 20,100 20,085 5,698 570
Total Other Mutual Funds (Cost $563) 570

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.9%
Money Market Funds  1.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 87,232 72,088 64,513 94,807,269 94,807
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 5.268%,
10/1/24 (4) 7,000,000 6,972
Total Short-Term Investments (Cost $101,777) 101,779
Total Investments in Securities 100.1%
(Cost $4,725,243) $ 5,539,863
Other Assets Less Liabilities (0.1)% (2,969)
Net Assets 100.0% $ 5,536,894
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 50 MSCI EAFE Index contracts 9/24 (6,146) $ (252)
Short, 142 Russell 2000 E-Mini Index contracts 9/24 (15,784) (1,238)
Short, 64 S&P 500 E-Mini Index contracts 9/24 (18,115) (410)
Net payments (receipts) of variation margin to date 1,637
Variation margin receivable (payable) on open futures contracts $ (263)

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (13) $ 552 $ 1,323
Dynamic Global Bond Fund  (612) (1,259) 2,619
Emerging Markets Bond Fund  (936) 5,792 2,924
Emerging Markets Discovery Stock Fund  201 2,188 —
Emerging Markets Stock Fund  40 2,237 —
Equity Index 500 Fund  4,321 13,301 884
Floating Rate Fund  (322) 221 1,423
Growth Stock Fund  12,277 12,436 —
Hedged Equity Fund  3,150 14,298 —
High Yield Fund  (381) 4,774 3,185
International Bond Fund (USD Hedged)  (897) 5,695 2,639
International Stock Fund  1,589 9,234 —
International Value Equity Fund  1,619 7,025 —
Limited Duration Inflation Focused Bond Fund  (1,125) 16,636 1,236
Mid-Cap Growth Fund  950 3,492 —
Mid-Cap Value Fund  987 3,591 —
New Horizons Fund  171 2,112 —
New Income Fund  (3,273) 30,091 9,878
Overseas Stock Fund  2,193 6,691 —
Real Assets Fund  403 6,602 —
Small-Cap Stock Fund  473 3,241 —
Small-Cap Value Fund  273 4,188 —
Transition Fund  (75) 5 —
U.S. Large-Cap Core Fund  2,755 11,058 —
U.S. Treasury Long-Term Index Fund  (2,586) 13,722 1,785
Value Fund  4,014 17,579 —
U.S. Treasury Money Fund, 5.36% — — 1,083
Totals $ 25,196# $ 195,502 $ 28,979+

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $28,979 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,645,805 $ — $ — $ 2,645,805
Equity Mutual Funds 2,791,709 — — 2,791,709
Other Mutual Funds 570 — — 570
Short-Term Investments 94,807 6,972 — 101,779
Total $ 5,532,891 $ 6,972 $ — $ 5,539,863
Liabilities
Futures Contracts* $ 1,900 $ — $ — $ 1,900
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F156-054Q1 08/24